Annual Total Returns (Bar Chart) (Invesco Global Equity Fund, Class A, Invesco Global Equity Fund)	12 Months Ended
May 02, 2011
Invesco Global Equity Fund | Class A, Invesco Global Equity Fund
Annual Total Returns
'01	(17.03%)
'02	(9.55%)
'03	37.51%
'04	21.64%
'05	9.43%
'06	18.88%
'07	5.19%
'08	(43.90%)
'09	27.47%
'10	13.00%